ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries
Entities	Date of establishment/acquisition	Place of establishment	Percentage of ownership by the Company	Principal activities

Subsidiaries
Ascendium Group Limited (“Ascendium”)	September 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding
Our Medical Services Limited (“OMS”)	August 22, 1996	BVI	100%	Investment holding
Medstar Oversea Ltd. (“Medstar Overseas”)	September 22, 2011	BVI	100%	Investment holding
Cyber Medical Networks Limited (“Cyber”)	May 26, 2006	Hong Kong	100%	Investment holding
China Medical Services (Holdings) Limited (“CMS Holdings”)	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers Holdings Limited (“King Cheers”)	May 18, 2001	Hong Kong	100%	Investment holding
Shenzhen Aohua Medical Technology and Services Co., Ltd. (“Aohua Technology ”)	February 21, 2008	PRC	100%	Leasing of medical equipment and provision of management services
Medstar (Shanghai) Leasing Co., Ltd. (“Shanghai Medstar”)	March 21, 2003	PRC	99%	Leasing of medical equipment and provision of management services
Beijing MeizhongJiahe Hospital Management Co., Ltd.(“MHM”)*	July 23, 2008	PRC	85.34%	Provision of management services
Beijing Yundu Internet Technology Co., Ltd. (“Yundu”)	July 26, 2007	PRC	100%	Provision of management services
Tianjin Concord Medical Technology Limited(“Tianjin Concord Medical”)	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
Guangzhou Jinkangshenyou Investment Co., Ltd. (“JKSY”)	August 12, 2010	PRC	100%	Leasing of medical equipment
Guangzhou Concord Medical Cancer Hospital Co., Ltd. (“Guangzhou Concord Cancer Hospital”)	June 29, 2011	PRC	70%	Medical technology research and development, and provision of management and consulting services.
CCM (Hong Kong) Medical Investments Limited (“CCM (HK)”)**	June 03, 2013	Hong Kong	85.71%	Investment holding
CMS Radiotherapy Holdings Limited (“CMS (USA)”)	August 13, 2013	United States of America	100%	Investment holding
Shenzhen Concord Medical Investment Limited (“SZ CMS”)	January 10, 2014	PRC	100%	Investment holding
Shanghai Concord Oncology Hospital Limited (“SHC”)	March 17, 2014	PRC	90%	Group’s medical treatment and service business
Global Medical Imaging (HongKong) Limited. (“GMI”)	May 26, 2014	Hong Kong	100%	Investment holding
Datong MeizhongJiahe Cancer Center (“DTMZ”)	October 23, 2014	PRC	100%	Group’s medical treatment and service business

Wuxi Concord Medical Development Ltd.("Wuxi Concord”)	December 29, 2015	PRC	100%	Group’s medical treatment and service business
Concord Hospital Management Group Ltd.(HK) (“CHMG”)	July 7, 2015	Hong Kong	100%	Group’s medical treatment and service business
Beijing Concord Medical Technology Ltd.	January 4, 2016	PRC	100%	Provision of management services
Taizhou Concord Leasing Ltd.	April 20, 2016	PRC	100%	Group’s medical treatment and service business

VIE
Zhongrong Internation Growth Fund SPC-ZR ConcordHealthcare Investment Fund SP (“SP”)	November 2016	Cayman Islands	25%	Investment holding

Subsidiaries of VIE
US Proton Therapy Holdings Limited (“Proton BVI”)	May 16, 2011	BVI	100%	Investment holding
US Proton Therapy Holdings Limited (“US Proton”)	June 29, 2011	United States of America	100%	Investment holding
Concord Medical Services (International) Pte. Ltd. (“China Medstar”) (formerly known as China Medstar Pte. Limited)	August 8, 2003	Singapore	100%	Investment holding
Concord Healthcare Singapore Pte. Ltd. (“CHS”)	April1, 2015	Singapore	100%	Group’s medical treatment and service business

*       On August 27, 2015, the Group changed the name of CMS Hospital Management Co., Ltd. (“CHM”) to Beijing MeizhongJiahe Hospital Management Co., Ltd. (“MHM”), providing management service to the Group’s existing network.

On September 29, 2016, MHM completed its first round private offering of additional 926,000 ordinary shares to five institutional investors with a consideration of RMB41,670 (US$ 6,002), among which one investor thereafter transferred all the shares acquired back to the Group in the secondary market. In November 2016, the Group transferred 1,483,000 ordinary shares to and bought 10,000 ordinary shares from other existing shareholders in the secondary market. On December 30, 2016, MHM completed its second round private offering of additional 6,666,666 ordinary shares to two new institutional investors with a consideration of RMB100,000 (US$ 14,403). After the completion of all transactions mentioned above, the Group ultimately holds 85.34% equity interest in MHM.

**     On September 9, 2015, CCM (HK) issued (i) 61,302,441 shares to Gopher CCM limited (“Gopher”), an entity controlled by a director of the Company, for a consideration of US$7,859 and (ii) 366,685,949 shares to Ascendium for a consideration of US$47,011, among which US$40,728 has been injected in 2015.  As a result, Gopher holds 14.29% equity interest of CCM (HK) and through which, Gopher indirectly holds 10% of SHC, which is 70% owned by CCM (HK) and Ascendium holds 85.71% equity interest of CCM (HK).

Schedule of financial information

	As at December 31,
	2017	2017
	RMB	US$
ASSETS
Current assets:
Cash	13,161	2,023
Restricted cash, current portion	42	6
Accounts receivable (net of allowance of RMB73 (US$11) as of December 31, 2017)	3,985	612
Inventories	1,399	215
Prepayments and other current assets	1,988	306
Total current assets	20,575	3,162

Non-current assets:
Property, plant and equipment, net	279,240	42,918
Intangible assets, net	202	31
Deposits for non-current assets	172	26
Equity method investments	195,040	29,977
Other non-current assets	481	74
Total non-current assets	475,135	73,026

Total assets	495,710	76,188

	As at December 31,
	2017	2017
	RMB	US$
Current liabilities:
Accounts payable	1,978	304
Accrued expenses and other liabilities	21,321	3,277
Amount due to inter-companies*	54,563	8,386
Total current liabilities	77,862	11,967

Non-current liabilities:
Deferred tax liabilities	8,316	1,278
Mandatorily redeemable noncontrolling interests	396,281	60,907
Total non-current liabilities	404,597	62,185

Total liabilities	482,459	74,152

*         Amount due to inter-companies represented payable balances of VIE and its subsidiaries due to other subsidiaries within the Group.

	As at December 31,
	2017	2017
	RMB	US$
Net revenues	28,673	4,407
Net loss	(141,188)	(21,700)

	As at December 31,
	2017	2017
	RMB	US$
Net cash used in operating activities	(54,113)	(8,317)
Net cash used in investing activities	(5,582)	(858)
Net cash generated from financing activities	56,787	8,728
Exchange rate effect on cash, net	748	115
Decrease in cash and cash equivalents	(2,160)	(332)